Parent Company Only Condensed Financial Information (Details) - USD ($)		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents		$ 12,652,120	$ 6,601,335	$ 9,742,886	$ 4,814,568
Escrow receivable			200,000
Amounts due from subsidiaries		169,185	230,540
Total Current Assets		40,508,842	29,746,100
Investments in subsidiaries		1,144,579	427,769
Total Assets		45,352,358	32,662,984
Current liabilities
Salaries and benefits payable		11,522,268	7,735,487
Total Current Liabilities		16,354,342	11,266,386
Commitments and Contingencies
Shareholders' Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 15,930,330 shares issued and outstanding as of June 30, 2020; 13,913,201 shares issued and outstanding as of June 30, 2019.	[1]	1,593	1,391
Additional paid-in capital		28,586,048	24,276,622
Accumulated (deficits) retained earnings		(2,680,143)	(4,509,729)
Accumulated other comprehensive loss		(1,362,665)	(813,650)
Total Shareholders' Equity		28,617,360	21,396,598	$ 18,155,356	$ 5,311,298
Total Liabilities and Shareholders' Equity		45,352,358	32,662,984
Parent Company [Member]
Current assets
Cash and cash equivalents		181,513	3,471,191
Escrow receivable			200,000
Amounts due from subsidiaries		7,121,760	4,987,999
Prepayments, deposits and other assets, net		161,767	39,961
Total Current Assets		7,465,040	8,699,151
Investments in subsidiaries		20,598,908	12,673,565
Total Assets		28,063,948	21,372,716
Current liabilities
Salaries and benefits payable		715,304	584,280
Total Current Liabilities		715,304	584,280
Shareholders' Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 15,930,330 shares issued and outstanding as of June 30, 2020; 13,913,201 shares issued and outstanding as of June 30, 2019.	[1]	1,593	1,391
Additional paid-in capital		28,586,048	24,276,622
Accumulated (deficits) retained earnings		123,668	(2,675,927)
Accumulated other comprehensive loss		(1,362,665)	(813,650)
Total Shareholders' Equity		27,348,644	20,788,436
Total Liabilities and Shareholders' Equity		$ 28,063,948	$ 21,372,716

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).